Significant Accounting Policies (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

The consolidated financial statements include all of the accounts of Cash America International, Inc. and its subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

       The financial statements as of September 30, 2013 and 2012 and for the three- and nine-month periods then ended are unaudited but, in management's opinion, include all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for such interim periods. The year-end consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles in the United States of America (“GAAP”). Operating results for the three- and nine-month periods are not necessarily indicative of the results that may be expected for the full fiscal year.

These financial statements and related notes should be read in conjunction with the consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

Through April 2013, the Company had a contractual relationship with a third party entity, Huminal, S.A. de C.V., a Mexican sociedad anónima de capital variable (“Huminal”). The Company qualified as the primary beneficiary of Huminal in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). Therefore, the results and balances of Huminal were consolidated and allocated to net income attributable to noncontrolling interests. In May 2013, the Company acquired the remaining outstanding common stock of Huminal to increase its ownership to 100% of Huminal and, as a result, Huminal became a wholly-owned subsidiary of the Company as of that date. The Company accounted for this transaction as a change in ownership interests that does not result in a change in control.

Basis of Presentation

The consolidated financial statements include all of the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Prior to 2012, the Company had a contractual relationship with a third-party entity, Huminal, S.A. de C.V., a Mexican sociedad anónima de capital variable ("Huminal"), to compensate and maintain the labor force of its Mexico-based pawn operations that formerly operated under the name “Prenda Fácil” (“Prenda Fácil”). Prenda Fácil was owned by Creazione Estilo, S.A. de C.V., a Mexican sociedad anónima de capital variable (“Creazione”). On January 1, 2012, the labor force of the Mexico pawn operations was transferred from Huminal to a wholly-owned subsidiary of Creazione. However, Prenda Fácil qualifies as the primary beneficiary of Huminal in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). Therefore, the results and balances of Huminal are consolidated and allocated to net income attributable to noncontrolling interests. In January 2013, the Company's remaining Mexico-based pawn operations were sold by Creazione to another wholly-owned subsidiary, CA Empeños Mexico, S. de R.L. de C.V., and began operating exclusively under the name “Cash America case de empeño.” In connection with the reorganization of the Company's Mexico-based pawn lending operations during 2012 (the “Mexico Reorganization”), the Company intends to liquidate the remaining assets of Creazione, which are insignificant, in 2013. See Note 4 for additional discussion.

In the first quarter of 2012, the Company changed its accounting policy with respect to its foreign pawn operations to reflect pledged collateral underlying delinquent pawn loans as “Merchandise held for disposition, net,” the proceeds received from the disposition of this collateral as “Proceeds from disposition of merchandise” and the cost basis for this collateral as “Cost of disposed merchandise” in its consolidated financial statements. The Company believes this change, from one generally accepted accounting principle to another generally accepted accounting principle, is preferable because it enhances comparability of its financial statements by reporting financial results associated with its foreign pawn operations in the same manner as the financial results associated with its domestic pawn operations. The Company did not change its accounting policy with respect to its domestic pawn operations, and the change in the Company's accounting policy with respect to its foreign pawn operations had no impact on the Company's consolidated Net Revenue or Net Income previously reported. The change has been applied retrospectively. The following tables summarize the impact of the accounting change in the Company's consolidated financial statements as of December 31, 2011 and for the years ended December 31, 2011 and 2010, respectively (dollars in thousands):

	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	As previously reported	As Adjusted	As previously reported	As Adjusted
Consolidated Statements of Income
Pawn loan fees and service charges	$291,891	$282,197	$253,314	$243,713
Proceeds from disposition of merchandise	636,728	688,884	534,878	588,190
Total revenue	1,540,602	1,583,064	1,293,339	1,337,050
Disposed merchandise	405,155	447,617	338,756	382,467
Total cost of revenue	630,843	673,305	521,150	564,861
Net revenue	909,759	909,759	772,189	772,189

Consolidated Statement of Cash Flows
Merchandise other than forfeited	$(7,238)	$(7,150)	$(6,914)	$(1,869)
Prepaid expenses and other assets	(2,723)	2,337	1,337	4,146
Net cash provided by operating activities	448,856	454,004	351,306	359,160
Pawn loans repaid	453,350	408,105	391,440	340,267
Principal recovered through dispositions of forfeited pawn loans	275,547	316,651	248,850	291,163
Net cash used in investing activities	(477,903)	(482,044)	(368,205)	(377,065)

Consolidated Statement of Cash Flows—Supplemental Disclosures
Pawn loans forfeited and transferred to merchandise held for disposition	$299,693	$334,869	$245,872	$297,045

	As of December 31, 2011
	As previously reported	As Adjusted
Consolidated Balance Sheet
Merchandise held for disposition, net	$151,274	$161,884
Prepaid expenses and other assets	41,911	31,301

Use Of Estimates

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates its estimates and judgments, including those related to revenue recognition on pawn loan fees and service charges, allowance for losses on consumer loans, goodwill, long-lived and intangible assets, income taxes, contingencies and litigation. Management bases its estimates on historical experience, empirical data and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates.

Foreign Currency Translations

Foreign Currency Translations

The functional currencies for the Company's subsidiaries that serve residents of the United Kingdom, Australia, Canada and Mexico are the British pound, the Australian dollar, the Canadian dollar and the Mexican peso, respectively. The assets and liabilities of these subsidiaries are translated into U.S. dollars at the exchange rates in effect at each balance sheet date, and the resulting adjustments are recorded in “Accumulated other comprehensive income (loss)” as a separate component of equity. Revenue and expenses are translated at the monthly average exchange rates occurring during each period.

Cash And Cash Equivalents

Cash and Cash Equivalents

The Company considers cash on hand in operating locations, deposits in banks and short-term investments with original maturities of 90 days or less as cash and cash equivalents. Cash equivalents are principally invested in short-term money market funds.

Cash and Cash Equivalents

The Company considers cash on hand in operating locations, deposits in banks and short-term marketable securities with original maturities of 90 days or less as cash and cash equivalents.

Pawn Loan Fees And Service Charges

Pawn Loans, Pawn Loan Fees and Service Charges

Revenue Recognition

Pawn loan fees and service charges revenue are accrued ratably over the term of the loan for the portion of those pawn loans deemed collectible.

Pawn Loans and Pawn Loan Fees and Service Charges Receivable

Pawn loans are short-term loans made on the pledge of tangible personal property. The maximum pawn loan amount is generally assessed as a percentage of the personal property's estimated disposition value. The typical loan term is generally 30 to 90 days and, in many cases, an additional grace period (typically 10 to 60 days) may be available to the borrower. A pawn loan is considered delinquent if the customer does not repay or, where allowed by law, renew or extend the loan on or prior to its contractual maturity date plus any applicable grace period. Pawn loan fees and service charges do not accrue on delinquent pawn loans. When a pawn loan is considered delinquent, any accrued pawn loan fees and service charges are reversed and no additional pawn loan fees and service charges are accrued. Pawn loans written during each calendar month are aggregated and tracked for performance. This empirical data allows the Company to analyze the characteristics of its outstanding pawn loan portfolio and assess the collectability of the principal balance in addition to pawn loan fees and service charges.

Consumer Loans And Allownce And Liabilities For Estimated Losses On Consumer Loans

Consumer Loans and Allowance and Liability for Estimated Losses on Consumer Loans

Revenue Recognition

The Company recognizes consumer loan fees for each of the loan products it offers. “Consumer loan fees” in the consolidated statements of income include: interest income, finance charges, CSO fees, service charges, draw fees, minimum fees, late fees, nonsufficient funds fees and any other fees or charges permitted by applicable laws and pursuant to the agreement with the borrower. For short-term loans that the Company writes, revenue is recognized on an effective yield basis over the term of the loan, and fees are recognized when assessed to the customer. CSO fees, which are fees for services provided through the CSO programs, are recognized on an effective yield basis over the term of the loan. For line of credit accounts, interest is recognized on an effective yield basis over the term of the loan, and fees are recognized when assessed to the customer. For installment loans, revenue is recognized on an effective yield basis over the term of the loan and fees are recognized when assessed to the customer. Unpaid and accrued interest and fees are included in “Consumer loans, net” in the consolidated balance sheets.

Current and Delinquent Consumer Loans

       The Company classifies its consumer loans as either current or delinquent. Short-term loans are considered delinquent when payment of an amount due is not made as of the due date. If a line of credit account or installment loan customer misses one payment, that payment is considered delinquent. If a line of credit account or installment loan customer does not make two consecutive payments, the entire account or loan is classified as delinquent. The Company allows for normal payment processing time before considering a loan delinquent but does not provide for any additional grace period.

       Where permitted by law, a customer may choose to renew a short-term loan contract or extend the due date on a short-term loan before it is considered delinquent by agreeing to pay the current finance charge for the right to make a later payment of the outstanding principal balance plus an additional finance charge. In addition, in some instances, customers agree to repay a new short-term loan in two or three payments, and in these cases the Company considers the obligation to make the first payment a new loan and the obligation to make the second and third payments renewals or extensions of that loan because the customer pays the finance charge due at the time of each payment, similar to a loan that has been renewed or extended. All references to renewals include both renewals and extensions made by customers to their existing short-term loans. If a short-term loan is renewed, but the customer fails to pay that loan's current finance charge as of the due date, the unpaid finance charge is classified as delinquent.

       The Company generally does not accrue interest on delinquent consumer loans and does not resume accrual of interest unless a loan is returned to current status. Delinquent consumer loans may not be renewed, and if, during its attempt to collect on a delinquent consumer loan, the Company allows additional time for payment through a payment plan or a promise to pay, it is still considered delinquent. All payments received are first applied against accrued but unpaid interest and fees and then against the principal balance of the loan.

Allowance and Liability for Estimated Losses on Consumer Loans

       The Company monitors the performance of its consumer loan portfolio and maintains either an allowance or liability for estimated losses on consumer loans (including fees and interest) at a level estimated to be adequate to absorb credit losses inherent in the portfolio. The allowance for losses on the Company's owned consumer loans reduces the outstanding loan balance in the consolidated balance sheets. The liability for estimated losses related to loans guaranteed under the CSO programs, which approximates the fair value of the liability, is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.

       In determining the allowance or liability for estimated losses on consumer loans, the Company applies a documented systematic methodology. In calculating the allowance or liability for loan losses, outstanding loans are divided into discrete groups of short-term loans, line of credit accounts and installment loans and are analyzed as current or delinquent. Increases in either the allowance or the liability, net of charge-offs and recoveries, are recorded as a “Consumer loan loss provision” in the consolidated statements of income. The allowance or liability for short-term loans classified as current is based on historical loss rates adjusted for recent default trends for current loans. During the fourth quarter of 2012, in order to better reflect portfolio trends, management revised the estimation process for evaluating the adequacy of the allowance and liability for estimated losses on consumer loans. This change is described below and did not have a material impact on the financial statements.

        For delinquent short-term loans, the allowance or liability is based on a six-month rolling average of loss rates by stage of collection. For line of credit and installment loan portfolios, the Company generally uses a migration analysis to estimate losses inherent in the portfolio. The allowance or liability calculation under the migration analysis is based on historical charge-off experience and the loss emergence period, which represents the average amount of time between the first occurrence of a loss event to the charge-off of a loan. The factors the Company considers to assess the adequacy of the allowance or liability include past due performance, historical behavior of monthly vintages, underwriting changes and recent trends in delinquency in the migration analysis.

       The Company fully reserves and generally charges off consumer loans once the loan or a portion of the loan has been classified as delinquent for 60 consecutive days. If a loan is deemed uncollectible before it is fully reserved, it is charged off at that point. Consumer loans classified as delinquent generally have an age of one to 59 days from the date any portion of the loan became delinquent, as defined above. Recoveries on loans previously charged to the allowance are credited to the allowance when collected.

Merchandise Held For Disposition And Cost Of Disposed Merchandise

Merchandise Held for Disposition, Proceeds from Disposition of Merchandise and Cost of Disposed Merchandise

Proceeds From and Cost of Disposed Merchandise

Upon the sale of merchandise, the Company realizes gross profit, which is the difference between the Company's cost basis in the loan or the amount paid for purchased merchandise, both of which are recorded as cost of sales, and the amount of proceeds from the sale. The cost of disposed merchandise is computed on the specific identification basis. Interim customer payments for layaway sales are recorded as customer deposits and subsequently recognized as revenue during the period in which the final payment is received.

Merchandise Held for Disposition

Merchandise held for disposition consists primarily of forfeited collateral from pawn loans not repaid and merchandise that is purchased directly from customers or from third parties. The carrying value of the forfeited collateral and other merchandise held for disposition is stated at the lower of cost (which is the cost basis in the loan or the amount paid for purchased merchandise) or fair value. With respect to the Company's foreign pawn operations, collateral underlying unredeemed pawn loans is not owned by the Company; however, the Company assumes the risk of loss on such collateral and is solely responsible for its care and disposition. Accordingly, the Company classifies these domestic and foreign assets as “Merchandise held for disposition, net” in the consolidated balance sheets. The Company provides an allowance for returns and an allowance for valuation based on management's evaluation of the current trends in performance, characteristics of the merchandise and historical shrinkage rates. Because the Company's pawn loans are made without recourse to the borrower, the Company does not investigate or rely upon the borrower's creditworthiness, but instead bases its lending decision on an evaluation of the pledged personal property. The amount financed is typically based on a percentage of the pledged personal property's estimated disposition value. The Company uses numerous sources in determining an item's estimated disposition value, including the Company's automated product valuation system as well as catalogs, “blue books,” newspapers, internet research and previous disposition experience. The Company performs a physical count of its merchandise in each location on multiple occasions on a cyclical basis and reviews the composition of inventory by category and age in order to assess the adequacy of the allowance.

The allowance deducted from the carrying value of merchandise held for disposition amounted to $0.9 million and $0.7 million at December 31, 2012 and 2011, respectively. The Company offers customers a 30-day satisfaction guarantee, whereby the customer can return merchandise and receive a full refund, a replacement item of comparable value or store credit. Based on management's analysis of historical refund trends, the Company provided a return allowance of $0.3 million as of December 31, 2012 and 2011.

Property And Equipment

Property and Equipment

Property and equipment is recorded at cost. The cost of property retired or sold and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statements of income. Costs associated with repair and maintenance activities are expensed as incurred. Depreciation expense is generally provided on a straight-line basis, using the following estimated useful lives:

	Buildings and building improvements(a)	7 to 40 years
	Leasehold improvements(b)	2 to 10 years
	Furniture, fixtures and equipment	3 to 7 years
	Computer hardware and software	1 to 10 years

(a)	Structural components are depreciated over 30 to 40 years, and the remaining building systems and features are depreciated over 7 to 20 years.		a a
(b)	Leasehold improvements are depreciated over the terms of the lease agreements with a maximum life of 10 years.

Software Development Costs

Software Development Costs

The Company applies ASC 350-40, Internal Use Software (“ASC 350-40”), to its software purchase and development activities. Under ASC 350-40, eligible internal and external costs incurred for the development of computer applications, as well as for upgrades and enhancements that result in additional functionality of the applications, are capitalized. Internal and external training and maintenance costs are charged to expense as incurred or over the related service period. When a software application is placed in service, the Company begins amortizing the related capitalized software costs using the straight-line method based on its estimated useful life, which currently ranges from two to five years, except the Company's proprietary point-of-sale system, which is being amortized over 10 years.

Goodwill And Other Intangible Assets

Goodwill and Other Indefinite-Lived Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination. In accordance with ASC 350-20-35, Goodwill—Subsequent Measurement, the Company tests goodwill and intangible assets with an indefinite life for potential impairment annually as of June 30 and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Company uses the income approach to complete its annual goodwill assessment. The income approach uses future cash flows and estimated terminal values for each of the Company's reporting units that are discounted using a market participant perspective to determine the fair value of each reporting unit, which is then compared to the carrying value of that reporting unit to determine if there is impairment. The income approach includes assumptions about revenue growth rates, operating margins and terminal growth rates discounted by an estimated weighted-average cost of capital derived from other publicly-traded companies that are similar but not identical from an operational and economic standpoint. The Company completed its annual assessment of goodwill as of June 30, 2013 and determined that the fair value of its goodwill was in excess of carrying value, and, as a result, no impairment existed at that date.

The Company performed its annual indefinite-lived intangible asset impairment test as of June 30, 2013. The Company elected to perform a qualitative assessment in accordance with Accounting Standards Update (“ASU”) No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”), and determined that it was not more likely than not that the indefinite-lived intangible assets were impaired. Therefore, no further quantitative assessment was required.

Goodwill and Other Indefinite Lived Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination. In accordance with ASC 350-20-35, Goodwill – Subsequent Measurement, the Company tests goodwill and intangible assets with an indefinite life for potential impairment annually as of June 30 and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.

The Company uses the income approach to complete its annual goodwill assessment. The income approach uses future cash flows and estimated terminal values for each of the Company's reporting units that are discounted using a market participant perspective to determine the fair value of each reporting unit, which is then compared to the carrying value of that reporting unit to determine if there is impairment. The income approach includes assumptions about revenue growth rates, operating margins and terminal growth rates discounted by an estimated weighted-average cost of capital derived from other publicly-traded companies that are similar but not identical from an operational and economic standpoint. The Company completed its annual assessment of goodwill as of June 30, 2012 and determined that the fair value is significantly in excess of carrying value, and, as a result, no impairment existed at that date. See “Impairment Testing Related to the Mexico Reorganization” in Note 4 for a discussion of the goodwill assessment completed in September 2012 as a result of the Mexico Reorganization.

All of the amounts of goodwill recorded in connection with the Company's acquisitions, except for the acquisition of Prenda Fácil, are expected to be deductible for tax purposes.

Long-Lived Assets Other Than Goodwill And Other Intangible Assets

Long-Lived Assets Other Than Goodwill and Other Intangible Assets

       An evaluation of the recoverability of property and equipment and intangible assets subject to amortization is performed whenever the facts and circumstances indicate that the carrying value may be impaired. An impairment loss is recognized if the future undiscounted cash flows associated with the asset and the estimated fair value of the asset are less than the asset's corresponding carrying value. The amount of the impairment loss, if any, is the excess of the asset's carrying value over its estimated fair value. See “Impairment Testing Related to the Mexico Reorganization” in Note 4 for a discussion of the goodwill assessment completed in September 2012 as a result of the Mexico Reorganization.

The Company amortizes intangible assets subject to amortization on the basis of their expected periods of benefit, generally three to ten years. The costs of start-up activities and organization costs are charged to expense as incurred.

Hedging And Derivatives Activity

Hedging and Derivatives Activity

As a policy, the Company does not hold, issue or trade derivative instruments for speculative purposes. The Company does periodically use derivative financial instruments, such as interest rate cap agreements and foreign currency forward contracts for hedging purposes. Prior to 2012, the Company used interest rate cap agreements for the purpose of managing interest rate exposures that exist from ongoing business operations. During the year ended December 31, 2009, the Company entered into an interest rate cap agreement that was determined to be a perfectly effective cash flow hedge, pursuant to ASC 815-20-25, Derivatives and Hedging—Recognition (“ASC 815-20-25”), at inception and on an ongoing basis. The fair value of this interest rate cap agreement was recognized in “Other assets” in the accompanying consolidated balance sheets and changes in fair value were recognized in “Accumulated other comprehensive income (loss)” in the accompanying consolidated statements of equity. This interest rate cap agreement terminated in March 2012. The Company uses foreign currency forward contracts to minimize the effects of foreign currency risk in the United Kingdom, Australia and, prior to 2012, in Mexico. See Note 18. The Company may periodically enter into forward sale contracts with a major gold bullion bank to sell refined gold that is acquired in the normal course of business from the Company's liquidation of forfeited gold merchandise. These contracts are not accounted for as derivatives because they meet the criteria for the normal purchases and normal sales scope exception in ASC 815-20-25.

Equity Securities

Equity Securities

The Company accounts for its marketable and non-marketable equity securities in accordance with ASC 323-10, Investments—Equity Method and Joint Ventures and ASC 325-20, Investments—Other—Cost Method Investments, respectively. The Company's marketable securities, except for marketable securities related to the Company's Nonqualified Savings Plan, which are described below, are classified as available-for-sale and unrecognized gains and losses, net of tax, are recorded in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company's non-marketable equity securities are recorded on a cost basis. The Company evaluates marketable and non-marketable equity securities for impairment on a quarterly basis. If an impairment of an equity security is determined to be other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary-impairment is identified. Marketable and non-marketable equity securities are held in “Other assets” in the consolidated balance sheets.

The Company also holds marketable securities related to its Nonqualified Savings Plan. See Note 16 for a description of the Nonqualified Savings Plan. The securities are classified as trading securities and the unrealized gains and losses on these securities are netted with the costs of the plans in “Operations and administration expenses” on the consolidated statements of income. These marketable securities are recorded at fair value and have an offsetting liability of equal amount. The Nonqualified Savings Plan assets are held in “Other Assets” and the offsetting liability is held in

“Accounts payable and accrued expenses" in the Company's consolidated balance sheets.

Investments In Unconsolidated Subsidiaries

Investments in Unconsolidated Subsidiaries

The Company records investments in unconsolidated subsidiaries initially at cost and subsequently adjusts them for equity in earnings and cash contributions and distributions. Earnings on unconsolidated investments are recorded under the equity method of accounting in “Equity in loss (income) of unconsolidated subsidiary” in the consolidated statements of income. Investments in unconsolidated subsidiaries are held in “Other assets” in the consolidated balance sheets.

Operations And Administration Expenses

Operations and Administration Expenses

Operations expenses include expenses incurred for occupancy, marketing and other charges that are directly related to the retail services and e-commerce segments. Operations expenses are incurred within the retail services locations and the Company's call centers for customer service and collections. In addition, costs related to management supervision, oversight of locations and other costs for the oversight of the Company's retail services locations are included in operations expenses. Administration expenses include expenses related to corporate service functions, such as legal, occupancy, executive oversight, insurance and risk management, public and government relations, internal audit, treasury, payroll, compliance and licensing, finance, accounting, tax and information systems.

Marketing Expenses

Marketing Expenses

Marketing expenses consist of online marketing costs such as sponsored search and advertising on social networking sites, and other marketing costs such as television, radio and print advertising. In addition, marketing expense includes lead purchase costs paid to marketers in exchange for providing leads to potential customers interested in using the Company's services. Online marketing and lead purchase costs are expensed as incurred. The production costs associated with other marketing are expensed as incurred. Other marketing costs are expensed over the media campaign period. The Company also has an agreement with an independent third party pursuant to which it pays a portion of the net revenue received from the customers referred to the Company by such third party. These expenses are included in “Operations and administration expenses” in the consolidated statements of income.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based employee compensation plans in accordance with ASC 718-10-30, Compensation—Stock Compensation (“ASC 718-10-30”). In accordance with ASC 718-10-30, the Company recognizes compensation expense over the remaining vesting periods for stock-based awards. For performance-based stock awards, compensation expense is originally based on the number of shares that would vest if the Company achieved the level of performance that management estimates is the most probable outcome at the grant date. Throughout the requisite service period, management monitors the probability of achievement of the performance condition and adjusts stock-based compensation expense if necessary.

Income Taxes

Income Taxes

The provision for income taxes is based on income before income taxes as reported for financial statement purposes. Deferred income taxes are provided for in accordance with the assets and liability method of accounting for income taxes in order to recognize the tax effects of temporary differences between financial statement and income tax accounting.

The Company performs an evaluation of the recoverability of its deferred tax assets on a quarterly basis. The Company establishes a valuation allowance if it is more likely than not (greater than 50 percent) that all or some portion of the deferred tax asset will not be realized. The Company analyzes several factors, including the nature and frequency of operating losses, the Company's carry-forward period for any losses, the reversal of future taxable temporary differences, the expected occurrence of future income or loss and the feasibility of available tax planning strategies to protect against the loss of deferred tax assets.

       The Company accounts for uncertainty in income taxes in accordance with ASC 740-10-25, Accounting for Uncertainty in Income Taxes (“ASC 740-10-25”). ASC 740-10-25 requires that a more-likely-than-not threshold be met before the benefit of a tax position may be recognized in the consolidated financial statements and prescribes how such benefit should be measured. It also provides guidance on recognition adjustment, classification, accrual of interest and penalties, accounting in interim periods, disclosure and transition. See Note 14.

It is the Company's policy to classify interest and penalties on income tax liabilities as interest expense and operations and administration expense, respectively.

Net Income Per Share

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted net income per share is calculated by giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised and converted into common shares during the year. Restricted stock units issued under the Company's stock-based employee compensation plans are included in diluted shares upon the granting of the awards even though the vesting of shares will occur over time. Performance-based awards are included in diluted shares based on the level of performance that management estimates is the most probable outcome at the grant date. Throughout the requisite service period, management monitors the probability of achievement of the performance condition and, if material, adjusts the number of shares included in diluted shares accordingly.

       The following table sets forth the reconciliation of numerators and denominators of basic and diluted earnings per share computations for the years ended December 31, 2012, 2011 and 2010 (dollars and shares in thousands, except per share amounts):

		For the year ended December 31,
		2012	2011	2010
	Numerator:
	Net income attributable to Cash America International, Inc.	$107,470	$135,963	$115,538
	Denominator:
	Total weighted average basic shares (a)	29,514	29,602	29,640
	Shares applicable to stock-based compensation(b)	174	251	548
	Convertible debt(c)	1,764	2,138	1,333
	Total weighted average diluted shares (d)	31,452	31,991	31,521

	Net income – basic	$3.64	$4.59	$3.90
	Net income – diluted	$3.42	$4.25	$3.67

(a)c	Includes vested restricted stock units of 287, 231 and 191, as well as shares in the Company's nonqualified deferred compensation plan of 31, 32 and 33 for the years ended December 31, 2012, 2011 and 2010, respectively.
(b)	For the years ended December 31, 2012, 2011 and 2010, includes shares related to outstanding option awards that are exercisable and unvested or deferred restricted stock unit awards. Although there were no stock option awards outstanding as of December 31, 2012, the dilutive effect of stock-based compensation is based on weighted amount of outstanding awards during the year; therefore, a portion of the stock option awards outstanding during 2012 are included in this amount. For the year ended December 31, 2011, there is an immaterial amount of unvested or deferred restricted stock units that are excluded from shares applicable to stock-based compensation because its impact would be anti-dilutive.
(c)C	The shares issuable with respect to the Company's 2009 Convertible Notes due 2029 have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
(d)	Except as described in footnote (b), there are no anti-dilutive shares.

Recently Adopted Accounting Pronouncements

Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”), which improves the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income by the respective line items on the consolidated statements of income that compose net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety from accumulated other comprehensive income to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. The Company adopted ASU 2013-02 on January 1, 2013, and the adoption did not have a material effect on its financial position, results of operations or other comprehensive income. See Note 7 for further discussion.

In July 2012, the FASB issued ASU 2012-02. ASU 2012-02 provides companies with the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not (a likelihood of more than 50 percent) that the indefinite-lived intangible asset is impaired. If a company concludes that it is more likely than not that the asset is impaired, it is required to determine the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying value in accordance with ASC 350, Intangibles—Goodwill and Other. If a company concludes otherwise, no further quantitative assessment is required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company adopted ASU 2012-02 on January 1, 2013, and the adoption did not have a material effect on its financial position or results of operations.

       In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210) (“ASU 2011-11”). ASU 2011-11 requires a company to provide enhanced disclosures about financial instruments and derivative instruments that are either presented on a net basis on the balance sheet or are subject to an enforceable master netting or similar arrangement. In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), which limits the scope of ASU 2011-11 by requiring additional disclosure about financial instruments and derivative instruments that are either offset in the statement of financial position or subject to an enforceable master netting arrangement. ASU 2013-01 requires retrospective disclosure for all comparative periods. ASU 2011-11 and ASU 2013-01 are effective for annual and interim reporting periods beginning January 1, 2013. The Company adopted ASU 2011-11 and ASU 2013-01 on January 1, 2013, and the adoption of these standards did not have a material effect on its financial position or results of operations. See Note 13 for further discussion.

Recently Adopted Accounting Pronouncements

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). This update is intended to simplify goodwill impairment testing by adding an optional qualitative review step to assess whether the required quantitative impairment analysis that exists under generally accepted accounting principles in the United States (“GAAP”) is necessary. Under ASU 2011-08, a company will not be required to calculate the fair value of a reporting unit that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not (a likelihood of more than 50 percent) that the fair value of that reporting unit is less than its book value. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current GAAP must be completed. If not, goodwill is deemed not impaired and no further testing is required until the next annual test date, unless conditions or events before that date raise concerns of potential impairment. The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. The Company adopted ASU 2011-08 on January 1, 2012 and exercised its option to bypass the qualitative assessment and utilized only a quantitative assessment in its annual goodwill assessment, which was completed in June 2012, and its additional goodwill assessment completed in September 2012. See Notes 4 and 22. The adoption of ASU 2011-08 did not have a material effect on the Company's financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which enhances comparability between entities that report under GAAP and those that report under International Financial Reporting Standards (“IFRS”). ASU 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for the Company's interim and annual periods beginning after December 15, 2011 and must be applied retrospectively. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"). ASU 2011-12 effectively defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The Company adopted ASU 2011-05 and ASU 2011-12 on January 1, 2012 and the adoption did not have a material effect on its financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“ASU 2011-04”), which amends ASC 820, Fair Value Measurement (“ASC 820”). ASU 2011-04 provides a consistent definition and measurement of fair value, as well as similar disclosure requirements between GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 is effective for the Company prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 on January 1, 2012 and the adoption did not have a material effect on its financial position or results of operations.

Recently Issued Accounting Pronouncements [Policy Text Block]

Accounting Standards to be Adopted in Future Periods

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”), which provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in this update are effective for fiscal years (and interim periods within those years) beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company does not expect ASU 2013-11 to have a material effect on the Company's financial condition or results of operations.

In March 2013, the FASB issued ASU No. 2013-05, Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (a consensus of the FASB Emerging Issues Task Force) (“ASU 2013-05”), which applies to the release of the cumulative translation adjustment into net income when a parent either sells all or a part of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. ASU 2013-05 is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The Company does not expect ASU 2013-05 to have a material effect on the Company's financial condition or results of operations.

Recently Issued Accounting Pronouncements

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 provides companies with the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not (a likelihood of more than 50 percent) that the indefinite-lived intangible asset is impaired. If a company concludes that it is more likely than not that the asset is impaired, it is required to determine the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying value in accordance with ASC 350, Intangibles—Goodwill and Other. If a company concludes otherwise, no further quantitative assessment is required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company intends to adopt ASU 2012-02 beginning with its annual indefinite-lived intangible asset impairment test during the second quarter of 2013. The Company does not expect the adoption to have a material effect on its financial position or results of operations.

       In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210) (“ASU 2011-11”). ASU 2011-11 requires a company to provide enhanced disclosures about financial instruments and derivative instruments that are either presented net in the statement of financial position or are subject to an enforceable master netting or similar arrangement. ASU 2011-11 is effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material effect on its financial position or results of operations.